Label	Element	Value
FPA Queens Road Value Fund | FPA Queens Road Value Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	FPA Queens Road Value Fund
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES OF FUND
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

The Fund is the successor of the FPA Queens Road Value Fund, formerly a series of Bragg Capital Trust (the "Predecessor Fund"), resulting from a reorganization of the Predecessor Fund with and into the Fund on July 28, 2023.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2025
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 9% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	9.00%
Strategy [Heading]	oef_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of U.S. companies. Investments will be made based on their potential for capital growth without limitation on issuer capitalization.

The Fund's sub-adviser, Bragg Financial Advisors, Inc., invests the Fund's assets by pursuing a value-oriented strategy. The sub-adviser's strategy begins with a screening process that seeks to identify companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market. The sub-adviser generally sells securities when it believes they are trading for more than their intrinsic value, to generate tax losses to offset taxable gains, or if additional cash is needed to fund redemptions.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The Fund acquired the assets and liabilities of the Predecessor Fund following the reorganization of the Predecessor Fund on July 28, 2023. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to July 28, 2023 reflect the performance of the Predecessor Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 calendar year periods compare with those of the S&P 500 Index, a broad-based securities market index, and the S&P 500 Value Index, an additional index that provides a measure of the U.S. large cap value equity market. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

To obtain updated monthly performance information, please visit the Fund's website at https://fpa.com/funds or call (800) 982-4372.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 calendar year periods compare with those of the S&P 500 Index, a broad-based securities market index, and the S&P 500 Value Index, an additional index that provides a measure of the U.S. large cap value equity market.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(800) 982-4372
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	https://fpa.com/funds
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar-Year Total Return (before taxes) For each calendar year at NAV
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

The year-to-date return as of June 30, 2024 was 11.94%.

Highest Calendar Quarter Return at NAV  15.04%  (Quarter ended 12/31/2022)

Lowest Calendar Quarter Return at NAV  (20.97)%  (Quarter ended 03/31/2020)

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The year-to-date return as of June 30, 2024 was
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	11.94%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	15.04%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.97%)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2023)
FPA Queens Road Value Fund | FPA Queens Road Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Risk is inherent in all investing and you could lose money by investing in the Fund.
FPA Queens Road Value Fund | FPA Queens Road Value Fund | Risks Associated with Investing in Equities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Risks Associated with Investing in Equities. Equity securities, generally common stocks, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities.
FPA Queens Road Value Fund | FPA Queens Road Value Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk. The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer's financial condition, national or international political events, war, acts of terrorism, public health emergencies, such as the spread of infectious illness or disease, natural disasters, changes in interest or currency rates, inflation, domestic or international monetary policy or adverse investor sentiment generally. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. In addition, the Fund may rely on various third-party sources to calculate its net asset value. Errors or systems failures and other technological issues may adversely impact the Fund's calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Fund may be unable to recover any losses associated with such failures.
FPA Queens Road Value Fund | FPA Queens Road Value Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The sub-adviser's skill in choosing appropriate investments for the Fund will determine, in part, the Fund's ability to achieve its investment objective. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund's investment objective may not be achieved, or the market may continue to undervalue the Fund's securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund's performance. Moreover, there can be no assurance that all of the sub-adviser's personnel will continue to be associated with the sub-adviser for any length of time. The loss of services of one or more key employees of the sub-adviser, including the Fund's portfolio manager, could have an adverse impact on the Fund's ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.
FPA Queens Road Value Fund | FPA Queens Road Value Fund | Small and Medium Cap Securities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Small and Medium Cap Securities. The prices of securities of small and medium capitalization companies generally are more volatile, less liquid, and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Small and medium size companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group.
FPA Queens Road Value Fund | FPA Queens Road Value Fund | Risks Associated with Value Investing [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Risks Associated with Value Investing. Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund's value discipline may result in a portfolio of stocks that differs materially from its illustrative index.
FPA Queens Road Value Fund | FPA Queens Road Value Fund | Large Investor Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs.
FPA Queens Road Value Fund | FPA Queens Road Value Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, the sub-adviser and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.
FPA Queens Road Value Fund | FPA Queens Road Value Fund | Issuer-Specific Changes [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Issuer-specific Changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
FPA Queens Road Value Fund | FPA Queens Road Value Fund | Stock Market Volatility [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.
FPA Queens Road Value Fund | FPA Queens Road Value Fund | FPA Queens Road Value Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Exchange Fee	oef_ExchangeFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder service fee	oef_Component1OtherExpensesOverAssets	0.07%
All other expenses	oef_Component3OtherExpensesOverAssets	0.58%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.96%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.65%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	414
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	785
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,830
FPA Queens Road Value Fund | S&P 500 Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	26.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.03%
FPA Queens Road Value Fund | S&P 500 Value Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(14.11%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(10.01%)
FPA Queens Road Value Fund | FPA Queens Road Value Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	9.41%
Annual Return [Percent]	oef_AnnlRtrPct	(3.74%)
Annual Return [Percent]	oef_AnnlRtrPct	13.80%
Annual Return [Percent]	oef_AnnlRtrPct	20.31%
Annual Return [Percent]	oef_AnnlRtrPct	(4.75%)
Annual Return [Percent]	oef_AnnlRtrPct	23.91%
Annual Return [Percent]	oef_AnnlRtrPct	6.80%
Annual Return [Percent]	oef_AnnlRtrPct	27.78%
Annual Return [Percent]	oef_AnnlRtrPct	(8.86%)
Annual Return [Percent]	oef_AnnlRtrPct	16.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.40%
FPA Queens Road Value Fund | FPA Queens Road Value Fund | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.74%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.03%
FPA Queens Road Value Fund | FPA Queens Road Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.07%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.68%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.40%	[2]

[1]	The adviser has contractually agreed to reimburse the Fund for operating expenses in excess of 0.65% of average net assets of the Fund, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, until September 30, 2025. These expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. Similarly, the adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by adviser to the Predecessor Fund (defined below) prior to the Predecessor Fund's reorganization on July 28, 2023, for a period ending three years after the date of the waiver or payment. This agreement may be terminated only by the Fund's Board of Trustees (the "Board"), upon written notice to the adviser.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").